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  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JULY 9, 2010

                                   PROSPECTUS    SAI
FUND (Prospectus Date)             FORM #        FORM #
----------------------------------------------------------
RIVERSOURCE 120/20
  CONTRARIAN EQUITY FUND
  (6/29/10)                        S-6519-99 E   S-6500 CL
RIVERSOURCE ABSOLUTE
  RETURN CURRENCY AND INCOME FUND
  (12/30/09)                       S-6502-99 H   S-6500 CL
RIVERSOURCE BALANCED (11/27/09)    S-6326-99 AE  S-6500 CL
RIVERSOURCE CALIFORNIA TAX-EXEMPT
  FUND (10/30/09)                  S-6328-99 AJ  S-6500 CL
RIVERSOURCE CASH MANAGEMENT FUND
  (9/29/09)                        S-6320-99 AG  S-6500 CL
RIVERSOURCE DISCIPLINED EQUITY
  FUND (9/29/09)                   S-6263-99 J   S-6500 CL
RIVERSOURCE DISCIPLINED
  INTERNATIONAL EQUITY FUND
  (12/30/09)                       S-6506-99 F   S-6500 CL
RIVERSOURCE DISCIPLINED
  LARGE CAP GROWTH FUND
  (11/27/09)                       S-6285-99 E   S-6500 CL
RIVERSOURCE DISCIPLINED
  LARGE CAP VALUE FUND (11/27/09)  S-6523-99 D   S-6500 CL
RIVERSOURCE DISCIPLINED
  SMALL AND MID CAP EQUITY FUND
  (9/29/09)                        S-6505-99 F   S-6500 CL
RIVERSOURCE DISCIPLINED
  SMALL CAP VALUE FUND (9/29/09)   S-6397-99 F   S-6500 CL
RIVERSOURCE DIVERSIFIED BOND FUND
  (10/30/09)                       S-6495-99 AD  S-6500 CL
RIVERSOURCE DIVERSIFIED
  EQUITY INCOME FUND (11/27/09)    S-6475-99 AE  S-6500 CL
RIVERSOURCE DIVIDEND OPPORTUNITY
  FUND (8/28/09)                   S-6341-99 AE  S-6500 CL
RIVERSOURCE EMERGING
  MARKETS BOND FUND (12/30/09)     S-6398-99 F   S-6500 CL
RIVERSOURCE EQUITY VALUE FUND
  (5/28/10)                        S-6382-99 Y   S-6500 CL
RIVERSOURCE FLOATING RATE FUND
  (9/29/09)                        S-6501-99 F   S-6500 CL
RIVERSOURCE GLOBAL BOND FUND
  (12/30/09)                       S-6309-99 AF  S-6500 CL
RIVERSOURCE GOVERNMENT
  MONEY MARKET FUND (3/1/10)       SL-9905-99 A  S-6500 CL
RIVERSOURCE HIGH YIELD BOND FUND
  (7/30/09)                        S-6370-99 AE  S-6500 CL
RIVERSOURCE INCOME
  BUILDER BASIC INCOME FUND
  (4/1/10)                         S-6394-99 G   S-6500 CL
RIVERSOURCE INCOME
  BUILDER ENHANCED INCOME FUND
  (4/1/10)                         S-6394-99 G   S-6500 CL
RIVERSOURCE INCOME
  BUILDER MODERATE INCOME FUND
  (4/1/10)                         S-6394-99 G   S-6500 CL
RIVERSOURCE INCOME OPPORTUNITIES
  FUND (9/29/09)                   S-6266-99 J   S-6500 CL
RIVERSOURCE INFLATION
  PROTECTED SECURITIES FUND
  (9/29/09)                        S-6280-99 H   S-6500 CL
RIVERSOURCE INTERMEDIATE
  TAX-EXEMPT FUND (1/29/10)        S-6355-99 V   S-6500 CL
RIVERSOURCE LASALLE
  MONTHLY DIVIDEND REAL ESTATE
  FUND (3/1/10)                    SL-9910-99 A  S-6500 CL
RIVERSOURCE LIMITED DURATION BOND
  FUND (9/29/09)                   S-6265-99 J   S-6500 CL
RIVERSOURCE MID CAP GROWTH FUND
  (1/22/10)                        S-6426-99 AF  S-6500 CL
RIVERSOURCE MID CAP VALUE FUND
  (11/27/09)                       S-6241-99 L   S-6500 CL
RIVERSOURCE MINNESOTA TAX-EXEMPT
  FUND (10/30/09)                  S-6328-99 AJ  S-6500 CL
RIVERSOURCE NEW YORK TAX-EXEMPT
  FUND (10/30/09)                  S-6328-99 AJ  S-6500 CL
RIVERSOURCE PARTNERS
  FUNDAMENTAL VALUE FUND
  (7/30/09)                        S-6236-99 M   S-6500 CL
RIVERSOURCE PARTNERS
  INTERNATIONAL SELECT GROWTH
  FUND (12/30/09)                  S-6243-99 N   S-6500 CL
RIVERSOURCE PARTNERS
  INTERNATIONAL SELECT VALUE FUND
  (12/30/09)                       S-6242-99 N   S-6500 CL
RIVERSOURCE PARTNERS
  INTERNATIONAL SMALL CAP FUND
  (12/30/09)                       S-6258-99 L   S-6500 CL
RIVERSOURCE PARTNERS
  SMALL CAP VALUE FUND (7/30/09)   S-6239-99 M   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER AGGRESSIVE FUND
  (4/1/10)                         S-6282-99 J   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER CONSERVATIVE FUND
  (4/1/10)                         S-6282-99 J   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE AGGRESSIVE
  FUND (4/1/10)                    S-6282-99 J   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE CONSERVATIVE
  FUND (4/1/10)                    S-6282-99 J   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE FUND (4/1/10)   S-6282-99 J   S-6500 CL
RIVERSOURCE PORTFOLIO
  BUILDER TOTAL EQUITY FUND
  (4/1/10)                         S-6282-99 J   S-6500 CL
RIVERSOURCE PRECIOUS
  METALS AND MINING FUND
  (5/28/10)                        S-6142-99 AG  S-6500 CL
RIVERSOURCE REAL ESTATE FUND
  (8/28/09)                        S-6281-99 H   S-6500 CL
RIVERSOURCE RECOVERY
  AND INFRASTRUCTURE FUND
  (6/29/10)                        S-6529-99 D   S-6500 CL
RIVERSOURCE SHORT
  DURATION U.S. GOVERNMENT FUND
  (7/30/09)                        S-6042-99 AF  S-6500 CL
RIVERSOURCE SMALL COMPANY INDEX
  FUND (4/1/10)                    S-6357-99 W   S-6500 CL
RIVERSOURCE STRATEGIC ALLOCATION
  FUND (11/27/09)                  S-6141-99 AF  S-6500 CL
RIVERSOURCE STRATEGIC
  INCOME ALLOCATION FUND
  (11/27/09)                       S-6287-99 E   S-6500 CL
RIVERSOURCE TAX-EXEMPT BOND FUND
  (1/29/10)                        S-6310-99 AG  S-6500 CL
RIVERSOURCE TAX-EXEMPT
  HIGH INCOME FUND (1/29/10)       S-6430-99 AG  S-6500 CL
RIVERSOURCE U.S.
  GOVERNMENT MORTGAGE FUND
  (7/30/09)                        S-6245-99 L   S-6500 CL
SELIGMAN CAPITAL FUND (3/1/10)     SL-9906-99 A  S-6500 CL
SELIGMAN COMMUNICATIONS
  AND INFORMATION FUND (3/1/10)    SL-9907-99 A  S-6500 CL
SELIGMAN FRONTIER FUND (12/30/09)  SL-9904-99 A  S-6500 CL
SELIGMAN GLOBAL TECHNOLOGY FUND
  (12/30/09)                       SL-9903-99 A  S-6500 CL
SELIGMAN GROWTH FUND (3/1/10)      SL-9908-99 A  S-6500 CL
SELIGMAN LARGE-CAP VALUE FUND
  (3/1/10)                         SL-9911-99 A  S-6500 CL
SELIGMAN SMALLER-CAP VALUE FUND
  (3/1/10)                         SL-9911-99 A  S-6500 CL
THREADNEEDLE EMERGING MARKETS
  FUND (12/30/09)                  S-6354-99 W   S-6500 CL
THREADNEEDLE EUROPEAN EQUITY FUND
  (12/30/09)                       S-6006-99 P   S-6500 CL
THREADNEEDLE GLOBAL EQUITY FUND
  (12/30/09)                       S-6334-99 AH  S-6500 CL
THREADNEEDLE GLOBAL EQUITY INCOME
  FUND (12/30/09)                  S-6525-99 AH  S-6500 CL
THREADNEEDLE GLOBAL
  EXTENDED ALPHA FUND (12/30/09)   S-6527-99 AH  S-6500 CL
THREADNEEDLE INTERNATIONAL
  OPPORTUNITY FUND (12/30/09)      S-6140-99 AH  S-6500 CL


Each of the above-referenced funds are collectively referred to as the Funds.


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S-6309-8 A (7/10)
Valid until next update

Effective after the close of business on September 3, 2010 (the Effective Date), the Funds' Class B shares will be closed to new accounts and additional purchases by existing Class B shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund's existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other RiverSource, Seligman or Threadneedle funds that offer Class B shares. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions until their conversion to Class A shares.

After the Effective Date, any purchase orders for Class B shares that are initial investments or that are orders for additional shares, including orders made through an active systematic investment plan (other than an exchange or a distribution reinvestment, or purchase orders submitted by a financial intermediary through the National Securities Clearing Corporation (NSCC) as described in more detail below), will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. By being invested in Class A shares (instead of Class B shares), the actual amount invested in the Fund will be reduced by the amount of any applicable front-end sales charge. For purposes of determining the applicable Class A front-end sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)" for more information. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for Fund Class B shares after the Effective Date or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's financial advisor through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

After the Effective Date, the Repurchase privilege (currently described in the prospectus under "REPURCHASES") will no longer be offered for Class B shares. However, shareholders who redeem Class B shares (subject to the imposition of any applicable contingent deferred sales charge (CDSC)) and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial intermediary or the Funds' transfer agent in writing in advance of reinvestment and must repurchase shares into an account with the same account owner information. Please see "REPURCHASES" for more information.

All other Class B share features, including but not limited to distribution and service fees, CDSC and conversion features, will remain unchanged for Class B shares held after the Effective Date.

S-6309-8 A (7/10)